Commitments and Contingencies (Additional Information) (Details) $ in Millions	1 Months Ended
May 31, 2024 USD ($)
Commitments and Contingencies [Line Items]
Performance Cash Bonus Payment	$ 3.0
Cash Payment to an Executive Contingent	$ 3.0